SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

25.         SUBSEQUENT EVENTS

In January 2020, COVID-19 has spread rapidly in many parts of China and other parts of the world. The epidemic has resulted in quarantines, travel restrictions, and the temporary closure of facilities in China and elsewhere. The Group's revenue and workforce are concentrated in the PRC. Since February 2020, the Group's kindergarten operations in the PRC were suspended and the resume dates are subject to further government guidelines or approval. On April 8, 2020, the Group's kindergarten operations in Singapore were suspended and are expected to resume on June 1, 2020.

The disruptions to the Group’s business had material adverse effects on its financial condition and operations during the first quarter of 2020. As the disruptions are ongoing, the Group expects such adverse effects will continue, and may develop further beyond the first quarter of 2020. The Group is unable to reasonably estimate the financial impact to its future results of operations, cash flows and financial condition due to the uncertainties surrounding the business closures and other events related to the COVID-19 outbreak.

In October 2019, the Group entered into an agreement to dispose its 47% equity interest in Shanghai Huiliang subsidiary. In April 2020, the agreement was cancelled as the underlying transaction was never executed.